Note 9 - Derivative Liability	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Derivatives and Fair Value [Text Block]

NOTE 9 – DERIVATIVE LIABILITY

As discussed in Note 1, on a recurring basis, we measure certain financial assets and liabilities based upon the fair value hierarchy. The following table presents information about the Company’s derivative liabilities measured at fair value on a recurring basis as of December 31, 2022 and 2021:

	Level 1	Level 2	Level 3	Fair Value at December 31, 2021
Liabilities
Derivative Liability	-	-	$145,041	$145,041

	Level 1	Level 2	Level 3	Fair Value at December 31, 2021
Liabilities
Derivative Liability	-	-	$145,041	$145,041

As of December 31, 2022, and 2021, the Company had a $0 and $145,041 derivative liability balance on the consolidated balance sheets, respectively and recorded a gain from derivative liability fair value adjustment of $171,712 and loss from derivative liability fair value adjustment of $33,310 during the years ended December 31, 2022 and 2021, respectively. The Company assessed its outstanding convertible credit line payable as summarized in Note 8 – Convertible Credit Line Payable- Related Party and determined certain convertible credit lines payable with variable conversion features contain embedded derivatives and are therefore accounted for at fair value under ASC 920, Fair Value Measurements and Disclosures and ASC 825, Financial Instruments. During the year ended December 31, 2022, the Company repaid the convertible credit line in full, which caused the senior secured convertible notes to no longer be classified as a derivative. As a result, the Company recorded a reclassification from derivative liabilities to equity of $181,805.

Utilizing Level 3 Inputs, the Company recorded a gain on fair market value adjustments related to convertible credit line payable and senior secured notes payable for the year ended December 31, 2022 of $171,712. The fair market value adjustments as of December 31, 2022 were calculated utilizing the Black-Scholes option pricing model using the following assumptions: exercise price of $1.00 - $5.00, computed volatility of 180% - 261% and discount rate of 3.92% - 4.76%.

Utilizing Level 3 Inputs, the Company recorded fair market value adjustments related to the derivative liability for the year ended December 31, 2021 of $33,310. An additional debt discount of $15,362 was recorded during the year ended December 31, 2021 using the following assumptions: exercise price of $1.00, 20,000 common share equivalents, and a fair value of the common stock of $1.00 per share. The fair market value adjustments as of December 31, 2021 were calculated utilizing the Black-Scholes option pricing model using the following assumptions: exercise price of $1.00, computed volatility 248.59%, discount rate 0.73%, 168,328 common share equivalents, and a fair value of the common stock of $1.00 per share.

A summary of the activity of the derivative liability is shown below:

Balance at December 31, 2020	$96,369
Derivative liabilities recorded	15,362
Loss on change in derivative fair value adjustment	33,310
Balance at December 31, 2021	145,041
Debt discount on senior secured notes payable	208,476
Extinguishment of derivative liability	(181,805)
Gain on change in derivative fair value adjustment	(171,712)
Balance at December 31, 2022	$-